Intangible Assets (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets (Textual)
Amortization expense	$ 15,418	$ 55,321	$ 30,836	$ 109,360	$ 221,217	$ 222,563